Other Financial and Other Current Liabilities	12 Months Ended
Dec. 31, 2017
Other Financial And Other Current Liabilities
Other Financial and Other Current Liabilities

14. Other financial and other current liabilities

(in EUR thousands)	31 December 2017	31 December 2016
Payroll tax	184	114
Social security	29	14
Credit card payments	4	28
Wages and salaries	89	57
Other	17	35
Total other financial and other current liabilities	323	249